ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
Accounts receivable	¥ 29,085	¥ 15,534
Allowance for doubtful accounts	(4,842)	0
Accounts receivable, net of allowance for doubtful accounts	¥ 24,243	¥ 15,534